Financial Risk Management Objectives and Policies - Disclosure of summary illustrates the fluctuations in the exchange rates applied (Detail) - Currency risk [member]	12 Months Ended
Dec. 31, 2025
CAD
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.7098
Closing rate	0.7296
BRL
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.1791
Closing rate	0.1818